Other Charges (Recoveries) - Narrative (Details) - USD ($) $ in Millions	3 Months Ended				6 Months Ended	9 Months Ended	12 Months Ended			27 Months Ended
	Dec. 31, 2019	Mar. 31, 2019	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019
Restructuring and Related Costs [Line Items]
Expense of restructuring activities							$ 37.9	$ 35.4	$ 28.9
Cash charges							28.1	35.2	25.1
Impairment							9.8	0.2
Impairment loss (reversal of impairment loss) recognised in profit or loss							9.8	0.2	3.8
Restructuring provision	$ 11.2				$ 11.2		11.2	10.3		$ 11.2
Losses on pension and non-pension post-employment benefit plans			$ 63.3			$ 1.9	4.1	0.0	1.9
Toronto transition costs (recoveries)							(95.8)	13.2	1.6
Accelerated amortization of unamortized deferred financing costs							2.0	1.2	0.0
Integration and acquisition-related transaction costs							3.9	$ 11.0	4.5
Gains on litigation settlements									$ 1.1
Cost Efficiency Initiative
Restructuring and Related Costs [Line Items]
Expense of restructuring activities				$ 8.0						$ 81.3
Pension Plan Adjustment From Change In Law
Restructuring and Related Costs [Line Items]
Expense of restructuring activities	4.1
Gain on Sale of Toronto Property
Restructuring and Related Costs [Line Items]
Toronto transition costs (recoveries)		$ (102.0)
Internal Transition Costs
Restructuring and Related Costs [Line Items]
Toronto transition costs (recoveries)					$ 2.4
Prior credit facility
Restructuring and Related Costs [Line Items]
Accelerated amortization of unamortized deferred financing costs			$ 1.2
Fee and commission expense	$ 2.0						2.0
Right-of-use assets
Restructuring and Related Costs [Line Items]
Write-downs of property, plant and equipment							$ 1.0